Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 22,242,183	$ 1,928,474	$ 4,308,821
Prepaid expenses	1,013,004	234,551	242,853
Deferred offering costs	238,804	757,646
Receivable from related party	20,364	152,524	44,805
Total current assets	23,514,355	3,073,195	4,596,479
Prepaid expenses, long-term	73,974		184,934
Property and equipment, net	17,780	11,502	15,667
Deposit	27,588		15,000
Total assets	23,633,697	3,084,697	4,812,080
Current liabilities
Accounts payable	972,971	582,605	68,668
Accrued expenses	2,080,392	1,055,515
Contingent warrant liability	5,373
Total current liabilities	3,058,736	1,638,120	68,668
Commitments and Contingencies (see Note 7)
Stockholders’ equity
Preferred stock, $0.00001 par value, 10,000,000 shares authorized at June 30, 2022 and December 31, 2021
Series Seed: 0 and 1,150,000 shares designated at June 30, 2022 and December 31, 2021, respectively; 0 and 1,146,138 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively; $0 and $15.4 million aggregate liquidation preference at June 30, 2022 and December 31, 2021, respectively		11	11
Common stock, $0.00001 par value, 250,000,000 shares authorized at June 30, 2022 and December 31, 2021; 12,229,399 and 3,200,000 shares outstanding at June 30, 2022 and December 31, 2021, respectively	122	32	32
Additional paid-in-capital	32,866,752	7,403,204	7,273,063
Accumulated deficit	(12,291,913)	(5,956,670)	(2,539,336)
Total stockholders’ equity	20,574,961	1,446,577	4,733,770
Total liabilities and stockholders’ equity	$ 23,633,697	3,084,697	4,812,080
Current liabilities
Deferred rent			9,642
Total liabilities		$ 1,638,120	$ 78,310